Independent Auditors? Report
The Board of Directors
Sentry Life Insurance Company
and
The Contract Owners of
Sentry Variable Account II:
We have audited the accompanying statements of assets and liabilities of the Sentry Variable Account II (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, the Accounts)) as of December 31, 2011, and the related statements of operations for the year ended December 31, 2011, changes in net assets for the years ended December 31, 2011 and 2010, and the financial highlights for the years ended December 31, 2011, 2010, 2009, 2008, and 2007. These financial statements and financial highlights are the responsibility of the Accounts? management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement.
Our audit included confirmation of securities owned as of December 31, 2011 by correspondence with the transfer agent of the underlying mutual funds.
An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements referred to above present fairly, in all material respects,the financial position of the Sentry Variable Account II as of December 31, 2011, and the results of its operations for the year ended December 31, 2011, changes in net assets for the years ended December 31, 2011 and 2010, and financial highlights for the years ended December 31, 2011, 2010, 2009, 2008, and 2007 in conformity with U.S. generally accepted accounting principles.

February 27, 2012

KPMG LLP
Suite 1500
777 East Wisconsin Avenue
Milwaukee, WI 53202-5337
KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
(?KPMG International?), a Swiss entity.

     SENTRY LIFE INSURANCE COMPANY
     Sentry Variable Account II
     STATEMENTS OF ASSETS AND LIABILITIES
     December 31, 2011

Assets:

Investments at fair value:

     Janus Aspen Series:
          Aspen Janus Portfolio, 27,116 shares (cost $579,220)                                                  $      619,321
          Aspen Enterprise Portfolio, 293,043 shares (cost $7,431,239)                                              11,185,454
          Aspen Forty Portfolio, 24,393 shares (cost $729,204)                                                        810,345
          Aspen Worldwide Growth Portfolio, 14,252 shares (cost $416,755)                                              368,120
          Aspen Balanced Portfolio, 44,827 shares (cost $1,187,617)                                                   1,193,754

     T. Rowe Price Fixed Income Series, Inc.:
          Prime Reserve Portfolio, 1,482,137 shares (cost $1,482,137)                                                   1,482,137
          Limited Term Bond Portfolio, 436,015 shares (cost $2,160,107)                                              2,166,995

     T. Rowe Price Equity Series, Inc.:
          Equity Income Portfolio, 69,239 shares (cost $1,496,903)                                                   1,344,619
          Personal Strategy Balanced Portfolio, 358,178 shares (cost $6,286,414)                                    6,375,576
          Mid-Cap Growth Portfolio, 26,936 shares (cost $590,652)                                                   572,939

     T. Rowe Price International Series, Inc.:
          International Stock Portfolio, 22,778 shares (cost $296,166)                                              270,602

     Vanguard Variable Insurance Fund:
          Balanced Portfolio, 36,648 shares (cost $662,753)                                                             692,643
          Equity Index Portfolio, 16,245 shares (cost $403,844)                                                        371,192
          High Yield Bond Portfolio, 22,731 shares (cost $168,185)                                                   175,482
          Small Company Growth Portfolio, 26,450 shares (cost $439,801)                                              473,192
          Mid-Cap Index Portfolio, 27,097 shares (cost $385,487)                                                        392,633
          REIT Index Portfolio, 47,789 shares (cost $493,501)                                                        520,896

Total Assets                                                                                                    $      29,015,900
Total Liabilities                                                                                 -

Net Assets                                                                                                    $      29,015,900





     See accompanying notes to financial statements


SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




                                             For the Year Ended December 31, 2011

                                             Janus Aspen          Janus Aspen          Janus Aspen
                                                  Janus*          Enterprise**          Forty

Investment income:
  Dividends           $                              3,903            $-              $3,297

Expenses:
  Mortality and expense risk charges                7,922            142,473            10,685

Net investment income (loss)                          (4,019)           (142,473)           (7,388)

Realized gains (losses) on investments:
  Realized net investment gain (loss)                    11,667            (332,401)           74,904

  Capital gain distributions received           -              -              -

  Realized gain (loss) on investments and
    capital gain distributions, net                     11,667           (332,401)           74,904

Unrealized appreciation (depreciation), net           (50,357)          190,077            (137,812)

Net increase (decrease) in net assets
  from operations                               $(42,709)           $(284,797)           $(70,296)

                                                  For the Year Ended December 31, 2011
                                                  Janus Aspen
                                                  Worldwide          Janus Aspen
                                                      Growth          Balanced

Investment income:
  Dividends                                         $2,440            $32,906

Expenses:
  Mortality and expense risk charges                  4,913            15,289

Net investment income (loss)                          (2,473)           17,617

Realized gains (losses) on investments:
  Realized net investment gain (loss)                2,006            46,939

  Capital gain distributions received                     -         62,655

  Realized gain (loss) on investments and
    capital gain distributions, net                2,006            109,594

Unrealized appreciation (depreciation), net           (62,735)           (119,063)

Net increase (decrease) in net assets
  from operations                               $(63,202)           $8,148


See accompanying notes to financial statements

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio


SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




                                                       For the Year Ended December 31, 2011
                                                                      T. Rowe Price
                                                  T. Rowe Price          Limited Term          T. Rowe Price
                                                  Prime Reserve          Bond                    Equity Income

Investment income:
  Dividends                                              $-              $54,357            $24,847

Expenses:
  Mortality and expense risk charges                     19,530            27,209            16,981

Net investment income (loss)                               (19,530)           27,148            7,866

Realized gains (losses) on investments:
  Realized net investment gain (loss)                     -              (5,609)           (25,722)

  Capital gain distributions received                     148            18,270            -

  Realized gain (loss) on investments and
    capital gain distributions, net                     148            12,661            (25,722)

Unrealized appreciation (depreciation), net                     -              (30,074)           (6,584)

Net increase (decrease) in net assets
  from operations                                         $(19,382)           $9,735            $(24,440)



                                             For the Year Ended December 31, 2011
                                             T. Rowe Price          T. Rowe Price          T. Rowe Price
                                             Personal Strategy          Mid-Cap          International
                                             Balanced                    Growth               Stock

Investment income:
  Dividends                                         $137,490            $-              $4,678

Expenses:
  Mortality and expense risk charges                     79,869            7,873            3,453

Net investment income (loss)                               57,621            (7,873)           1,225

Realized gains (losses) on investments:
  Realized net investment gain (loss)                     193,674            (9,268)           (30,275)

  Capital gain distributions received                          -              68,603            -

  Realized gain (loss) on investments and
    capital gain distributions, net                          193,674            59,335            (30,275)

Unrealized appreciation (depreciation), net                     (350,484)           (69,893)           (10,450)

Net increase (decrease) in net assets
  from operations                                             $(99,189)           $(18,431)           $(39,500)


See accompanying notes to financial statements


SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




                                                       For the Year Ended December 31, 2011
                                                                                     Vanguard
                                                       Vanguard          Vanguard          High Yield
                                                       Balanced          Equity Index          Bond

Investment income:
  Dividends                                              $25,363            $6,617            $13,180

Expenses:
  Mortality and expense risk charges                     10,024            4,736            2,121

Net investment income (loss)                               15,339            1,881            11,059

Realized gains (losses) on investments:
  Realized net investment gain (loss)                     (2,685)           (10,482)           (2,530)

  Capital gain distributions received                          -              13,064            -

  Realized gain (loss) on investments and
    capital gain distributions, net                         (2,685)           2,582            (2,530)

Unrealized appreciation (depreciation), net                17,687            (1,168)           1,120

Net increase (decrease) in net assets
  from operations                                         $30,341            $3,295            $9,649



                                                       For the Year Ended December 31, 2011
                                                                 Vanguard          Vanguard
                                                  Small Company          Mid-Cap          Vanguard
                                                       Growth          Index          REIT Index

Investment income:
  Dividends                                              $981            $4,432            $8,000

Expenses:
  Mortality and expense risk charges                     6,339            5,327            5,756

Net investment income (loss)                               (5,358)           (895)           2,244

Realized gains (losses) on investments:
  Realized net investment gain (loss)                     (3,850)           (28,545)           (74,613)

  Capital gain distributions received                          -              -              5,622

  Realized gain (loss) on investments and
    capital gain distributions, net                         (3,850)           (28,545)           (68,991)

Unrealized appreciation (depreciation), net                9,194            20,174            102,040

Net increase (decrease) in net assets
  from operations                                         $(14)           $(9,266)           $35,293


See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS




                                                                 For the Years Ended December 31

                                                  Janus Aspen               Janus Aspen                   Janus Aspen
                                                             Janus*                      Enterprise**             Forty
                                                            2011          2010        2011          2010        2011         2010

Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $(4,019)     $(745)    $(142,473)      $(124,800)     $(7,388)    $(8,091)

  Realized gains (losses) on investments                11,667        14,288       (332,401)    (860,066)      74,904       56,478

  Unrealized appreciation (depreciation), net           (50,357)       65,773     190,077        3,468,067    (137,812)      (693)

Net increase  (decrease) in net assets from operations       (42,709)     79,316     (284,797)    2,483,201     (70,296)   47,694

Contract transactions:
  Purchase payments                                    19,464         23,417        71,047    109,575       35,717       53,056

  Transfers between subaccounts, net                 4,942        (14,342)      (46,513)        (20,294)      (2,732)      (3,797)

  Withdrawals                                         (42,040)      (90,181)      (818,550)   (1,248,276)      (132,523)(125,972)

  Contract maintenance fees                          (2,003)      (2,146)       (19,025)       (21,518)       (1,903)      (2,225)

Net increase (decrease) in net assets
  derived from contract transactions                (19,637)     (83,252)      (813,041)      (1,180,513)    (101,441)     (78,938)

Total increase (decrease) in net assets                (62,346)    (3,936)      (1,097,838)    1,302,688    (171,737)     (31,244)

Net assets at beginning of year               681,667       685,603       12,283,292       10,980,604       982,082    1,013,326

Net assets at end of year                     $619,321       $681,667     $11,185,454       $12,283,292    $810,345      $982,082


                                                        For the Years Ended December 31
                                                        Janus Aspen
                                                        Worldwide                      Janus Aspen
                                                        Growth                      Balanced
                                                        2011            2010            2011            2010

Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $(2,473)           $(2,298)           $17,617            $22,423

  Realized gains (losses) on investments                2,006            4,247            109,594            37,822

  Unrealized appreciation (depreciation), net           (62,735)           52,367            (119,063)           33,346

Net increase  (decrease) in net assets from operations           (63,202)           54,316            8,148            93,591

Contract transactions:
  Purchase payments                                              14,368            16,218            22,234            31,071

  Transfers between subaccounts, net                           10,552            (2,818)           14,596            38,458

  Withdrawals                                              (15,379)           (29,193)           (236,263)           (222,912)

  Contract maintenance fees                                    (857)           (1,103)           (2,743)           (3,086)

Net increase (decrease) in net assets
  derived from contract transactions                8,684            (16,896)           (202,176)           (156,469)

Total increase (decrease) in net assets                     (54,518)           37,420            (194,028)           (62,878)

Net assets at beginning of year                     422,638            385,218            1,387,782            1,450,660

Net assets at end of year                          $368,120            $422,638            $1,193,754            $1,387,782

See accompanying notes to financial statements

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS




                                             For the Years Ended December 31
                              T. Rowe Price
                                        T. Rowe Price                    Limited Term                    T. Rowe Price
                                             Prime Reserve                    Bond                    Equity Income
                                                  2011          2010          2011          2010          2011          2010

Increase (decrease) in net assets from operations:
  Net investment income (loss)                $(19,530)      $(21,228)      $27,148            $41,639       $7,866       $9,778

  Realized gains (losses) on investments           148            -        12,661       (7,769)           (25,722)     (59,020)

  Unrealized appreciation (depreciation), net           -      (30,074)           13,841            (6,584)           230,023

Net increase  (decrease) in net assets from operations      (19,382)    (21,228)      9,735       47,711    (24,440)      180,781

Contract transactions:
  Purchase payments                                           40,484    52,333       41,528    59,889       27,940       28,047

  Transfers between subaccounts, net            (346,872)      229,705       (46,332)           (26,326)      4,153       (20,916)

  Withdrawals                                     (126,854)      (237,149) (248,563)      (336,678)      (136,181)      (227,538)

  Contract maintenance fees                     (1,929)           (2,227)       (2,872)           (3,698)     (2,842)    (3,265)

Net increase (decrease) in net assets
  derived from contract transactions           (435,171)      42,662         (256,239       (306,813)      (106,930)    (223,672)

Total increase (decrease) in net assets           (454,553)      21,434       (246,504)      (259,102)      (131,370)      (42,891)

Net assets at beginning of year            1,936,690       1,915,256      2,413,499     2,672,601       1,475,989       1,518,880

Net assets at end of year               $1,482,137    $1,936,690       $2,166,995       $2,413,499    $1,344,619       $1,475,989


                                             For the Years Ended December 31
                                          T. Rowe Price                     T. Rowe Price                    T. Rowe Price
                                              Personal Strategy                     Mid-Cap                    International
                                                        Balanced                     Growth                    Stock
                                                           2011          2010          2011          2010          2011     2010

Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $57,621       $72,780       $(7,873)      $(6,962)      $1,225    $(1,235)

  Realized gains (losses) on investments                193,674       169,205       59,335       24,990       (30,275)    (30,045)

  Unrealized appreciation (depreciation), net           (350,484)      502,988       (69,893)      123,014       (10,450)   68,672

Net increase  (decrease) in net assets from operations      (99,189)    744,973       (18,431)     141,042     (39,500)    37,392

Contract transactions:
  Purchase payments                                         41,678         46,138       10,723       17,319       8,287     6,792

  Transfers between subaccounts, net                      344,252       (209,039)      (4,111)    (11,725)      2,697     19,657

  Withdrawals                                    (573,590)      (503,676)      (75,651)       (47,894)      (16,502)      (94,849)

  Contract maintenance fees                     (7,066)           (7,882)      (1,121)           (1,116)      (504)         (576)

Net increase (decrease) in net assets
  derived from contract transactions           (194,726)           (674,459)         (70,160)     (43,416)      (6,022)   (68,976)

Total increase (decrease) in net assets           (293,915)        70,514       (88,591)       97,626      (45,522)      (31,584)

Net assets at beginning of year                6,669,491       6,598,977     661,530        563,904       316,124        347,708

Net assets at end of year                     $6,375,576       $6,669,491       $572,939       $661,530      $270,602   $316,124



See accompanying notes to financial statements


SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS




                                                       For the Years Ended December 31
                                                                      Vanguard
                                             Vanguard                    Vanguard                    High Yield
                                             Balanced                    Equity Index                    Bond
                                                       2011          2010          2011          2010          2011          2010

Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $15,339       $16,543       $1,881       $4,103       $11,059       $9,560

  Realized gains (losses) on investments                (2,685)      (10,765)      2,582       (17,045)      (2,530)      (2,429)

  Unrealized appreciation (depreciation), net           17,687       81,913       (1,168)      63,941       1,120       9,029

Net increase  (decrease) in net assets from operations           30,341       87,691     3,295       50,999    9,649    16,160

Contract transactions:
  Purchase payments                                         18,758       23,881       5,473       6,461       4,378       2,868

  Transfers between subaccounts, net                      21,702       6,272       1,638       (978)      5,822       19,441

  Withdrawals                                           (340,786)      (83,396)      (52,802)    (88,139)    (15,262)  (16,759)

  Contract maintenance fees                               (1,026)      (1,053)      (539)      (668)      (351)      (345)

Net increase (decrease) in net assets
  derived from contract transactions                   (301,352)      (54,296)      (46,230)      (83,324)      (5,413)    5,205

Total increase (decrease) in net assets                (271,011)      33,395       (42,935)    (32,325)       4,236    21,365

Net assets at beginning of year                          963,654       930,259        414,127    446,452     171,246      149,881

Net assets at end of year                               $692,643     $963,654      $371,192    $414,127      $175,482     $171,246


                                                          For the Years Ended December 31
                                                            Vanguard                    Vanguard
                                                            Small Company                    Mid-Cap               Vanguard
                                                            Growth                    Index                    REIT Index
                                                                 2011          2010          2011       2010       2011      2010

Increase (decrease) in net assets from operations:
  Net investment income (loss)                                $(5,358)      $(3,910)      $(895)     $(956)    $2,244    $6,146

  Realized gains (losses) on investments                     (3,850)      (9,643)     (28,545     (45,610)   (68,991)    (78,310)

  Unrealized appreciation (depreciation), net                 9,194     139,220      20,174      146,395      102,040    171,311

Net increase  (decrease) in net assets from operations       (14)    125,667       (9,266)      99,829       35,293       99,147

Contract transactions:
  Purchase payments                                       26,954       13,840       19,292       10,298       26,324       17,158

  Transfers between subaccounts, net                       (12,225)      (7,336)      1,796       (5,348)      46,877       9,386

  Withdrawals                                            (64,852)      (45,569)    (106,363)      (94,144)    (43,714)   (51,276)

  Contract maintenance fees                                         (877)      (848)      (777)      (820)      (559)      (651)

Net increase (decrease) in net assets
  derived from contract transactions                 (51,000)     (39,913)      (86,052)      (90,014)      28,928       (25,383)

Total increase (decrease) in net assets                 (51,014)      85,754       (95,318)      9,815       64,221       73,764

Net assets at beginning of year                     524,206       438,452       487,951       478,136       456,675       382,911

Net assets at end of year                                $473,192      $524,206  $392,633      $487,951  $520,896  $456,675

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2011 and 2010

1.  	Organization

	The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company
    (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  The Account is an accounting entity wherein all segregated account transactions are reflected.

	The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen
     Series,T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc.,
     and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

	The Funds are diversifed open-end investment management companies registered under the Investment Company Act of 1940.
    A copy of the Funds' annual reports is included in the Variable Account's Annual Report.

2.	Significant Accounting Policies

	The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

	Valuation of Investments

	Investments in shares of each Fund are valued on the closing net asset value per share at December 31, 2011.
    The Funds value their investment securities at fair value.

	Securities Transactions and Investment Income

	Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time
    (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.
    The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

	Federal Income Taxes

	The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

	Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.


SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

	Recently Issued Accounting Standard

	The Variable Account applies the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification
    (ASC) 820 Fair Value Measurements and Disclosures (ASC 820).  ASC 820 provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings.  For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements.  ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

	The Variable Account applies the provisions of FASB Accounting Standards Update (ASU) 2009-12 Investments in Certain Entities
    That Calculate Net Asset Value Per Share (or its Equivalent) (ASU 2009-12), which amends ASC 820.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company.  For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale.  The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value.  Additionally, the guidance provided updated disclosures for investments within it scope and noted that if the investor can redeem the  investment with  the investee
	on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy.
    Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.
    This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted.
    The Company adopted this guidance effective for the year ended December 31, 2009.  The adoption of this guidance did not have a material impact on the Variable Account's financial statements.

	Susequent Events

	In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2011 through February 27, 2012, the date the financial statements were issued.
    No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

3.  	Purchases and Sales of Securities

	In 2011, purchases and proceeds on sales of the Funds' shares were as follows:

									                                                       Proceeds
							                                   Purchases	               	on Sales
*	Janus Aspen Janus Portfolio						           $28,802 		               $52,459
**	Janus Aspen Enterprise Portfolio						      117,210 	               	 1,072,724
	Janus Aspen Forty Portfolio						           86,073 	               	 194,902
	Janus Aspen Worldwide Growth Portfolio						 28,940                		 22,729
	Janus Aspen Balanced Portfolio						      135,947 	               	 257,852
	T. Rowe Price Prime Reserve Portfolio						 393,804 	               	 848,357
	T. Rowe Price Limited Term Bond Portfolio					 207,032 	               	 417,852
	T. Rowe Price Equity Income Portfolio						 113,377 	               	 212,440
	T. Rowe Price Personal Strategy Balanced Portfolio			 655,421 	               	 792,525
	T. Rowe Price Mid-Cap Growth Portfolio						 94,555 		                103,985
	T. Rowe Price International Stock Portfolio					 72,021 	               	 76,820
	Vanguard Balanced Portfolio					             	 72,097 		                358,110
	Vanguard Equity Index Portfolio					     	 34,147 	               	 65,431
	Vanguard High Yield Bond Portfolio					     	 24,737                		 19,092
	Vanguard Small Company Growth Portfolio						 57,517 	               	 113,874
	Vanguard Mid-Cap Index Portfolio					     	 50,201 	               	 137,147
	Vanguard REIT Index Portfolio					          	 92,260 	               	 55,466
	    Total					                              	 $2,264,141 	          	 $4,801,765

	In 2010, purchases and proceeds on sales of the Funds' shares were as follows:

									                                                       Proceeds
							                                   Purchases		               on Sales
*	Janus Aspen Janus Portfolio						           $35,057 		                $119,052
**	Janus Aspen Enterprise Portfolio						      175,693 		                1,481,008
	Janus Aspen Forty Portfolio					          	 65,854 	               	 152,883
	Janus Aspen Worldwide Growth Portfolio						 22,798 	               	 41,992
	Janus Aspen Balanced Portfolio					     	 114,173 		                248,219
	T. Rowe Price Prime Reserve Portfolio						 291,124 	               	 269,689
	T. Rowe Price Limited Term Bond Portfolio					 172,637 		                437,811
	T. Rowe Price Equity Income Portfolio						 65,166 	               	 279,060
	T. Rowe Price Personal Strategy Balanced Portfolio			 202,034 	               	 803,713
	T. Rowe Price Mid-Cap Growth Portfolio						 58,965 	               	 76,069
	T. Rowe Price International Stock Portfolio				      30,581 	               	 99,892
	Vanguard Balanced Portfolio						           74,598 	               	 112,352
	Vanguard Equity Index Portfolio					     	 22,427 	               	 96,528
	Vanguard High Yield Bond Portfolio					     	 33,978 	               	 19,213
	Vanguard Small Company Growth Portfolio						 15,459 	               	 59,282
	Vanguard Mid-Cap Index Portfolio					     	 15,182 	               	 106,153
	Vanguard REIT Index Portfolio					          	 40,617 	               	 59,854
	    Total					                              	 $1,436,343 	          	 $4,462,770

	 *Formerly Janus Aspen Large Cap Growth Portfolio
	**Formerly Janus Aspen Mid Cap Growth Portfolio


SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

4.  	Expenses and Related Party Transactions

	A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account.
     This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.
     Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds.  After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account
     (see Note 7).

	The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.
     This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

	There are no deductions made from purchase payments for sales charges at the time of purchase.  However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales.  Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

	Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 4% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.
     In the event contracts would be issued in states assessing  their  premium taxes  at the  time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

	Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

	Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account generally uses the market approach as the valuation technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

	The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.


SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

	The Company categorizes financial assets recorded at fair value as follows:

	Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.
     The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

	Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
     The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

	The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

				                              Level 1     	Level 2	     Level 3	     Total

	Variable Account Investments			 -           	      $29,015,900 	 - 	      $29,015,900

	The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

6.  	Changes in Units Outstanding
	The changes in units outstanding for the year ended December 31, 2011 were as follows:

						                         	Units		Units		Net Increase
							                         Issued		Redeemed		(Decrease)
*	Janus Aspen Janus Portfolio						 3,643 		 6,513 		 (2,870)
**	Janus Aspen Enterprise Portfolio					 2,013 		 15,534 		 (13,521)
	Janus Aspen Forty Portfolio						 8,918 		 19,493 		 (10,575)
	Janus Aspen Worldwide Growth Portfolio				 4,303 		 2,881 		 1,422
	Janus Aspen Balanced Portfolio					 3,472 		 17,303 		 (13,831)
	T. Rowe Price Prime Reserve Portfolio				 18,341 		 38,571 		 (20,230)
	T. Rowe Price Limited Term Bond Portfolio			 3,628 		 10,528 		 (6,900)
	T. Rowe Price Equity Income Portfolio				 6,018 		 12,967 		 (6,949)
	T. Rowe Price Personal Strategy Balanced Portfolio	 10,828 		 15,063 		 (4,235)
	T. Rowe Price Mid-Cap Growth Portfolio				 1,318 		 5,197 		 (3,879)
	T. Rowe Price International Stock Portfolio			 7,244 		 7,439 		 (195)
	Vanguard Balanced Portfolio						 2,938 		 21,392 		 (18,454)
	Vanguard Equity Index Portfolio					 1,158 		 4,864 		 (3,706)
	Vanguard High Yield Bond Portfolio					 725 		 1,057 		 (332)
	Vanguard Small Company Growth Portfolio				 3,586 		 6,982 		 (3,396)
	Vanguard Mid-Cap Index Portfolio					 2,745 		 7,769 		 (5,024)
	Vanguard REIT Index Portfolio						 3,945 		 2,455 		 1,490


	The changes in units outstanding for the year ended December 31, 2010 were as follows:

							                         Units		Units		Net Increase
							                         Issued		Redeemed		(Decrease)
*	Janus Aspen Janus Portfolio						 4,428 		 18,015 		 (13,587)
**	Janus Aspen Enterprise Portfolio					 3,389 		 26,516 		 (23,127)
	Janus Aspen Forty Portfolio						 6,994 		 15,864 		 (8,870)
	Janus Aspen Worldwide Growth Portfolio				 3,508 		 6,313 		 (2,805)
	Janus Aspen Balanced Portfolio					 5,438 		 16,958 		 (11,520)
	T. Rowe Price Prime Reserve Portfolio				 13,285 		 11,339 		 1,946
	T. Rowe Price Limited Term Bond Portfolio			 2,733 		 11,094 		 (8,361)
	T. Rowe Price Equity Income Portfolio				 2,766 		 19,227 		 (16,461)
	T. Rowe Price Personal Strategy Balanced Portfolio	 1,211 		 17,235 		 (16,024)
	T. Rowe Price Mid-Cap Growth Portfolio				 1,597 		 4,326 		 (2,729)
	T. Rowe Price International Stock Portfolio			 2,960 		 10,589 		 (7,629)
	Vanguard Balanced Portfolio						 3,243 		 6,880 		 (3,637)
	Vanguard Equity Index Portfolio					 740 		 8,272 		 (7,532)
	Vanguard High Yield Bond Portfolio					 1,524 		 1,189 		 335
	Vanguard Small Company Growth Portfolio				 1,090 		 4,151 		 (3,061)
	Vanguard Mid-Cap Index Portfolio					 753 		 7,114 		 (6,361)
	Vanguard REIT Index Portfolio						 1,646 		 3,095 		 (1,449)

	 *Formerly Janus Aspen Large Cap Growth Portfolio
	**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

7.  	Financial Highlights

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2011 is as follows:


									                         			Expenses		Income
								               		          		as a % of		as a % of
								               Net Assets				Average		Average
								                    Unit 				Net		Net	               	Total
						               Units		Value		(000's)	Assets#		Assets		     Return
*	Janus Aspen Janus Portfolio			 95,643 		 $6.47 		 $619 		 1.20 	%	 0.59 	%	 (6.42)	%
**	Janus Aspen Enterprise Portfolio		 193,762 		 57.73 		 11,185 		 1.20 		 -   		 (2.58)
	Janus Aspen Forty Portfolio			 90,056 		 9.00 		 810 		 1.20 		 0.37 		 (7.80)
	Janus Aspen Worldwide Growth Portfolio	 66,518 		 5.53 		 368 		 1.20 		 0.59 		 (14.76)
	Janus Aspen Balanced Portfolio		 82,531 		 14.46 		 1,194 		 1.20 		 2.82 		 0.43
	T. Rowe Price Prime Reserve Portfolio	 69,455 		 21.34 		 1,482 		 1.20 		 -   		 (1.18)
	T. Rowe Price Limited Term Bond Portfolio	 58,407 		 37.10 		 2,167 		 1.20 		 2.40 	 0.39
	T. Rowe Price Equity Income Portfolio		 90,232 		 14.90 		 1,345 		 1.20 		 1.74 	 (1.88)
	T. Rowe Price Personal Strategy Balanced Portfolio	 139,346 		 45.75 		 6,376 	 1.20 	 2.05 	 (1.50)
	T. Rowe Price Mid-Cap Growth Portfolio			 30,660 		 18.69 		 573 	 1.20 	 -   	 (2.43)
	T. Rowe Price International Stock Portfolio		 31,101 		 8.70 		 271	 1.20 	 1.60 	 (13.86)
	Vanguard Balanced Portfolio					 43,348 	 15.98 		 693 	 1.20 		 3.01 	 2.48
	Vanguard Equity Index Portfolio				 29,929 		 12.40 		 371 	 1.20 	 1.82 		 0.73
	Vanguard High Yield Bond Portfolio				 10,675 		 16.44 	 175 	 1.20 		 7.43 		 5.67
	Vanguard Small Company Growth Portfolio			 30,957 	 15.29 		 473 	 1.20 	 0.18 		 0.17
	Vanguard Mid-Cap Index Portfolio			 24,736 		 15.87 	 393 		 1.20 	 0.99 		 (3.19)
	Vanguard REIT Index Portfolio				 24,673 	 21.11 		 521 	 1.20 	 1.62 		 7.17

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended
     December 31, 2010 is as follows:


												                         Expenses		Income
											               	          as a % of		as a % of
								               Net Assets				Average		Average
							                    	Unit 				Net	     	Net		     Total
						               Units		Value		(000's)	Assets#		Assets		Return
*	Janus Aspen Janus Portfolio			 98,513 		 $6.92 		 $682 		 1.20 	%	 1.10 	%	 13.14 	%
**	Janus Aspen Enterprise Portfolio		 207,283 		 59.26 		 12,283 		 1.20 		 0.07 		 24.34
	Janus Aspen Forty Portfolio			 100,631 		 9.76 		 982 		 1.20 		 0.36 		 5.46
	Janus Aspen Worldwide Growth Portfolio	65,096 		 6.49 		 423 		 1.20 		 0.62 		 14.44
	Janus Aspen Balanced Portfolio		96,362 		 14.40 		 1,388 		 1.20 		 2.83 		 7.10
	T. Rowe Price Prime Reserve Portfolio	 89,685 		 21.59 		 1,937 		 1.20 		 0.12 		 (1.07)
	T. Rowe Price Limited Term Bond Portfolio	 65,307 	 36.96 		 2,413 	 1.20 	 2.86 		 1.87
	T. Rowe Price Equity Income Portfolio				 97,181 		 15.19 		 1,476 	 1.20 	 1.92 	 13.64
	T. Rowe Price Personal Strategy Balanced Portfolio 143,581 		 46.45 	 6,669 		 1.20 	 2.35 	 12.35
	T. Rowe Price Mid-Cap Growth Portfolio			 34,539 		 19.15 	 662 	20 		 -   		 26.58
	T. Rowe Price International Stock Portfolio		 31,296 		 10.10 		 316 	 1.20 	 0.84 		 13.08
	Vanguard Balanced Portfolio					 61,802 		 15.59 		 964 		 1.20 	 2.97 	 9.69
	Vanguard Equity Index Portfolio				 33,635 		 12.31 		 414 		 1.20  2.20 		 13.53
	Vanguard High Yield Bond Portfolio				 11,007 		 15.56 		 171 		 1.20 	 7.02 	 10.77
	Vanguard Small Company Growth Portfolio			 34,353 		 15.26 		 524 		 1.20 	 0.33 	 30.21
	Vanguard Mid-Cap Index Portfolio				 29,760 		 16.40 		 488 		 1.20 	 1.00 	 23.87
	Vanguard REIT Index Portfolio					 23,183 		 19.70 		 457 		 1.20 	 2.72 	 26.72

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio


SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2009 is as follows:


										                             		Expenses		Income
											                         	as a % of		as a % of
							                    	Net Assets			Average		Average
							                    	Unit 				Net		     Net		     Total
					               	Units		Value		(000's)	Assets#		Assets		Return
*	Janus Aspen Janus Portfolio			112,100 		 $6.12 		 $686 		 1.20 	%	 0.54 	%	 34.73 	%
**	Janus Aspen Enterprise Portfolio		230,410 		 47.66 		10,981 		 1.20 		 -   		 43.11
	Janus Aspen Forty Portfolio			109,501 		 9.25 		1,013 		 1.20 		 0.04 		 44.60
	Janus Aspen Worldwide Growth Portfolio	67,901 		 5.67 		385 		 1.20 		 1.43 		 36.06
	Janus Aspen Balanced Portfolio		107,882 		 13.45 		1,451 		 1.20 		 3.02 		 24.39
	T. Rowe Price Prime Reserve Portfolio	87,739 		 21.83 		1,915 		 1.20 		 0.39 		 (0.81)
	T. Rowe Price Limited Term Bond Portfolio	73,668 		 36.28 		2,673 		 1.20 	 3.52 	 7.01
	T. Rowe Price Equity Income Portfolio		113,642 		 13.37 		1,519 		 1.20 		 2.03 	 24.11
	T. Rowe Price Personal Strategy Balanced Portfolio	159,605 		 41.35 		6,599 	 1.20 	 2.16 	 30.55
	T. Rowe Price Mid-Cap Growth Portfolio			37,268 	 15.13 		564 		 1.20 	 -   	 43.92
	T. Rowe Price International Stock Portfolio		38,925 		 8.93 	348 		 1.20 	 2.71 		 50.59
	Vanguard Balanced Portfolio					65,439 		 14.22 		930 		 1.20 		 5.53 	 21.44
	Vanguard Equity Index Portfolio			41,167 	      10.84 		446 		 1.20 		 2.77 		 24.94
	Vanguard High Yield Bond Portfolio			10,672 	      14.04 		150 		 1.20 		 9.40 		 37.21
	Vanguard Small Company Growth Portfolio		37,414 		 11.72 		438 		 1.20 		 1.09 		 37.72
	Vanguard Mid-Cap Index Portfolio			36,121 		 13.24 		478 		 1.20 		 1.75 		 38.71
	Vanguard REIT Index Portfolio			     24,632 		 15.55 		383 		 1.20 		 5.18 		 27.61

# 	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2008 is as follows:


											                         	     Expenses		Income
											                              	as a % of		as a % of
							                    	Net Assets				Average		Average
							                    	Unit 				     Net	     	Net		     Total
						               Units		Value		(000's)		Assets#		Assets		Return
	Janus Aspen Large Cap Growth Portfolio	121,992 		 $4.54 		 $554 		 1.20 	%	 0.74 	%	 (40.44)	%
	Janus Aspen Mid Cap Growth Portfolio	247,021 		 33.30 		8,226 		 1.20 		 0.24 		 (44.40)
	Janus Aspen Forty Portfolio			112,328 		 6.40 		719 		 1.20 		 0.14 		 (44.82)
	Janus Aspen Worldwide Growth Portfolio	79,255 		 4.17 		330 		 1.20 		 1.17 		 (45.33)
	Janus Aspen Balanced Portfolio		118,025 		 10.81 		1,276 		 1.20 		 2.69 		 (16.84)
	T. Rowe Price Prime Reserve Portfolio	88,537 		 22.00 		1,948 		 1.20 		 2.66 		 1.45
	T. Rowe Price Limited Term Bond Portfolio	84,270 		 33.90 		2,857 		 1.20 	 4.02 		 0.34
	T. Rowe Price Equity Income Portfolio		140,071 		 10.77 	1,508 		 1.20 		 2.34 		 (36.87)
	T. Rowe Price Personal Strategy Balanced Portfolio	187,503 		 31.67 	5,938 		 1.20 	 2.43 	 (30.72)
	T. Rowe Price Mid-Cap Growth Portfolio					41,483 		 10.51 	436 		 1.20 	 -   	 (40.48)
	T. Rowe Price International Stock Portfolio		43,049 		 5.93 		255 		 1.20 	 1.99 		 (49.32)
	Vanguard Balanced Portfolio				97,197 		 11.71 		1,138 		 1.20 		 3.46 	 (23.50)
	Vanguard Equity Index Portfolio			44,134 		 8.68 		383 		 1.20 		 2.21 		 (37.69)
	Vanguard High Yield Bond Portfolio			14,332 		 10.24 		147 		 1.20 		 8.57 		 (22.89)
	Vanguard Small Company Growth Portfolio		40,686 		 8.51 		346 		 1.20 		 0.71 		 (40.20)
	Vanguard Mid-Cap Index Portfolio					39,366 		 9.54 		376 		 1.20 	 1.57 	 (42.51)
	Vanguard REIT Index Portfolio			28,917 		 12.18 		352 		 1.20 		 3.51 		 (37.99)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio


SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2007 is as follows:


												                         Expenses		Income
										                         		as a % of		as a % of
							               	Net Assets				Average		Average
							               	Unit 			     	Net	     	Net		          Total
					               	Units		Value		(000's)		Assets#		Assets		Return
	Janus Aspen Large Cap Growth Portfolio	150,469 		 $7.62 		 $1,147 		 1.20 	%	 0.70 	%	 13.72 	%
	Janus Aspen Mid Cap Growth Portfolio	291,983 		 59.89 		17,487 		 1.20 		 0.21 		 20.59
	Janus Aspen Forty Portfolio			124,621 		 11.60 		1,445 		 1.20 		 0.34 		 35.37
	Janus Aspen Worldwide Growth Portfolio	91,930 		 7.63 		701 		 1.20 		 0.75 		 8.32
	Janus Aspen Balanced Portfolio		134,090 		 13.00 		1,743 		 1.20 		 2.51 		 9.22
	T. Rowe Price Prime Reserve Portfolio	86,373 		 21.69 		1,874 		 1.20 		 4.79 		 3.63
	T. Rowe Price Limited Term Bond Portfolio	102,686 		 33.79 		3,470 	1.20 	 4.33 		 4.22
	T. Rowe Price Equity Income Portfolio	163,260 		 17.06 		2,785 		 1.20 		 1.68 		 2.03
	T. Rowe Price Personal Strategy Balanced Portfolio	232,865 		 45.71 		10,645 	 1.20 	 2.17 	 6.33
	T. Rowe Price Mid-Cap Growth Portfolio		48,548 	 17.66 	858 		 1.20 		 0.22 		 16.12
	T. Rowe Price International Stock Portfolio	48,737 		 11.70 		570 		 1.20 		 1.34 		 11.69
	Vanguard Balanced Portfolio				100,302 		 15.30 		1,535 	1.20 		 2.78 		 7.12
	Vanguard Equity Index Portfolio			44,985 		 13.93 		627 		 1.20 		 1.59 		 4.17
	Vanguard High Yield Bond Portfolio			17,734 		 13.27 		235 		 1.20 		 6.78 		 0.78
	Vanguard Small Company Growth Portfolio		44,974 		 14.23 		640 		 1.20 		 0.50 		 2.58
	Vanguard Mid-Cap Index Portfolio			39,957 		 16.60 		663 		 1.20 		 1.22 		 4.93
	Vanguard REIT Index Portfolio				32,113 		 19.65 		631 		 1.20 		 2.04 		 (17.56)

#	Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.


8.  	Diversification Requirements

	Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).
     The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

	The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.
     The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.
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